Expense Example	Jul. 25, 2025 USD ($)
STKd 100% Bitcoin & 100% Gold ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Quantify Absolute Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	$ 2,009